Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000233407
Shareholder Report [Line Items]
Fund Name	Conductor Global Equity Value ETF
Trading Symbol	CGV
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-615-200-0057
Additional Information Website	https://conductoretfs.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 years	10 Years
Conductor Global Equity Value ETF - NAV	11.67%	3.49%	5.39%
MSCI All Country World SMID Value Index	28.59%	7.10%	6.24%
MSCI All Country World Value Index	28.19%	8.02%	6.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 111,658,880
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 979,198
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$111,658,880
Number of Portfolio Holdings	81
Advisory Fee (net of waivers)	$979,198
Portfolio Turnover	103%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Real Estate	0.9%
Energy	2.8%
Financials	6.2%
Communications	7.4%
Consumer Staples	7.7%
Health Care	9.7%
Technology	9.7%
Materials	16.4%
Consumer Discretionary	16.8%
Industrials	18.4%